Accounts Payable	12 Months Ended
Dec. 31, 2014
Accounts Payable Current And Noncurrent [Abstract]
ACCOUNTS PAYABLE
NOTE 9: ACCOUNTS PAYABLE
Accounts payable as of December 31, 2014 and 2013 consisted of the following:

	December 31, 2014	December 31, 2013
Creditors $	286	$100
Brokers	130	271
Professional and legal fees	827	-
Total accounts payable $	1,243	$371